File Nos. 33-74174
                                                                      811-8306
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 2                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 3                                                     [X]

                      (Check appropriate box or boxes.)

     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
     _______________________________________
     (Exact Name of Registrant)

     FIRST COVA LIFE INSURANCE COMPANY
     __________________________________
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ____________________________________________________          _________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          First Cova Life Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Frances S. Cook
        Blazzard, Grodd & Hasenauer, P.C.    First Vice President and Associate
        P.O. Box 5108                        General Counsel
        Westport, CT  06881                  First Cova Life Insurance
                                               Company
        (203) 226-7866                       120 Broadway
                                             New York, NY 10271



It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on May 1, 1998 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on  (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts




          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Cova
                                                   Series Trust; Lord Abbett Series
                                                   Fund, Inc.; General American
                                                   Capital Company

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.




                                  THE FIXED
                             AND VARIABLE ANNUITY
                                   ISSUED BY
                    FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                      AND
                                FIRST COVA LIFE
                               INSURANCE COMPANY

This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).

The annuity contract has 13 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 12 investment portfolios listed below. The 12 investment portfolios are part of the Cova Series Trust, the Lord Abbett Series Fund, Inc. or the General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Cova  Series  Trust:
      Managed  by  J.P.  Morgan
      Investment  Management  Inc.:
            Select  Equity
            Large  Cap  Stock
            Small  Cap  Stock
            International  Equity
            Quality  Bond

      Managed  by  Lord,  Abbett  &  Co.:
            Bond  Debenture
            Mid-Cap Value
            Large Cap Research
            Developing Growth
            Lord Abbett Growth & Income

Lord  Abbett  Series  Fund,  Inc.:
            Managed  by  Lord,  Abbett  &  Co.:
            Growth  and  Income

General  American  Capital  Company:
            Managed  by  Conning  Asset
            Management  Company:
            Money  Market

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www. sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page ___ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 1998

  TABLE  OF  CONTENTS                                                       Page

INDEX  OF  SPECIAL  TERMS
SUMMARY
FEE  TABLE
EXAMPLES

1.  THE  ANNUITY  CONTRACT

2.  ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

3.  PURCHASE
   Purchase  Payments
   Allocation  of  Purchase  Payments
   Accumulation  Units

4.  INVESTMENT  OPTIONS
   Cova  Series  Trust
   Lord  Abbett  Series  Fund,  Inc.
   General  American  Capital  Company
   Transfers
   Dollar  Cost  Averaging  Program
   Automatic  Rebalancing  Program
   Voting  Rights
   Substitution

5.  EXPENSES
   Insurance  Charges
   Contract  Maintenance  Charge
   Withdrawal  Charge
   Reduction  or  Elimination  of  the
   Withdrawal  Charge
    Transfer  Fee
   Income  Taxes
   Investment  Portfolio  Expenses

6.  TAXES
   Annuity  Contracts  in  General
   Qualified  and  Non-Qualified  Contracts
   Withdrawals  -  Non-Qualified  Contracts
   Withdrawals  -  Qualified  Contracts
   Diversification

7.  ACCESS  TO  YOUR  MONEY
   Systematic  Withdrawal  Program

8.  PERFORMANCE

9.  DEATH  BENEFIT
   Upon  Your  Death
   Death  of  Annuitant

10.  OTHER  INFORMATION
    First  Cova
    The  Separate  Account
    Distributor
    Ownership
    Beneficiary
    Assignment
    Suspension  of  Payments  or  Transfers
    Financial  Statements

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF
ADDITIONAL  INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Performance  Information

INDEX  OF  SPECIAL  TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                    Page
Accumulation  Phase
Accumulation  Unit
Annuitant
Annuity  Date
Annuity  Options
Annuity  Payments
Annuity  Unit
Beneficiary
Fixed  Account
Income  Phase
Investment  Portfolios
Joint  Owner
Non-Qualified
Owner
Purchase  Payment
Qualified
Tax  Deferral


SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis in a fixed account of First Cova and 12 investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

This contract also offers 12 investment  portfolios  which are listed in Section
4. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE: You can buy this contract with $5,000 or more under most circumstances. You can add $2,000 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS: You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

MANAGED BY J.P. MORGAN INVESTMENT  MANAGED BY LORD, ABBETT & CO.      MANAGED BY CONNING ASSET
MANAGEMENT INC.                    Bond Debenture                     MANAGEMENT COMPANY
Select Equity                      Growth and Income                  Money Market
Large Cap Stock                    Mid-Cap Value
Small Cap Stock                    Large Cap Research
International Equity               Developing Growth
Quality Bond                       Lord Abbett Growth and Income

Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES: The contract has insurance features and investment features, and there are costs related to each.

Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000. First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

If you take your money out, First Cova may assess a withdrawal charge which is equal to 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years.

There are also investment charges which range from 0.205% to 1.10% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES: Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals in excess of that will be charged 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a payment for 7 years, there is no charge for withdrawals. Of course, you may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 7 year withdrawal charge period.


8. PERFORMANCE: The value of the contract will vary up or down depending upon the investment performance of the investment portfolios you choose. First Cova provides performance information in Appendix B and the SAI. Past performance is not a guarantee of future results.

9. DEATH BENEFIT: If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

10. OTHER INFORMATION: Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA) you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

     * You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

     * You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

     * First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

11. INQUIRIES: If you need more information about buying a contract, please contact us at:



                            Cova Life Sales Company
                          One Tower Lane, Suite 3000
                          Oakbrook Terrace, IL 60181
                                 800-523-1661

If you have any other questions, please contact us at our Home Office:

                                 120 Broadway
                              New York, NY 10271
                                (800) 469-4545
                                (212) 766-0012

FEE  TABLE
OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of   Years Since
purchase payments) (see Note 2 below)   Payment      Charge
                                        -----------  ------
                                                  1       7%
                                                  2       7%
                                                  3       5%
                                                  4       5%
                                                  5       5%
                                                  6       3%
                                                  7       3%
                                                 8+       0%

Transfer  Fee  (see  Note  3  below)
No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract  Maintenance  Charge  (see  Note  4  below)
      $30  per  contract  per  year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Premium          1.25%
Administrative Expense Charge                .15%
                                            -----
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES                             1.40%

INVESTMENT  PORTFOLIO  EXPENSES
(as  a  percentage of the average daily net assets of an investment portfolio)


                                                       Other Expenses
                                                       (after expense
                                                       reimbursement for
                                  Management   12b-1   certain Portfolios -   Total Annual
                                  Fees         Fees    see Note 5 below)      Portfolio Expenses
                                  ----------   -----   --------------------   ------------------
COVA SERIES TRUST
Managed by J.P. Morgan
Investment Management Inc.
     Select Equity                       .75%    - -                    .10%                 .85%
     Large Cap Stock                     .65%    - -                    .10%                 .75%
     Small Cap Stock                     .85%    - -                    .10%                 .95%
     International Equity                .85%    - -                    .10%                 .95%
     Quality Bond                        .55%    - -                    .10%                 .65%
Managed by Lord, Abbett & Co.
     Bond Debenture                      .75%    - -                    .10%                 .85%
     Mid Cap Value*                     1.00%    - -                    .10%                1.10%
     Large Cap Research*                1.00%    - -                    .10%                1.10%
     Developing Growth*                  .90%    - -                    .10%                1.00%
     Lord Abbett Growth and Income**     .65%    - -                    .10%                 .75%
LORD ABBETT SERIES FUND, INC.
Managed by Lord, Abbett & Co.
     Growth and Income#                  .50%    .15%                   .02%                 .67%
GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
     Money Market                       .125%    - -                    .08%                .205%

* Annualized. The Portfolio commenced regular investment operations on August 20, 1997.
** Estimated. The Portfolio has not yet commenced regular investment operations.
# The Growth and Income Portfolio of Lord Abbett Series Fund, Inc. has a 12b-1 plan which provides for payments to Lord, Abbett & Co. for remittance to a life insurance company for certain distribution expenses (see the Fund Prospectus). The 12b-1 plan provides that such remittances, in the aggregate, will not exceed .15%, on an annual basis, of the daily net asset value of shares of the Growth and Income Portfolio. For the year ending December 31, 1998 the 12b-1 fees are estimated to be .15%. The examples below for this Portfolio reflect the estimated 12b-1 fees.


EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a)  upon surrender at the end of each time period;

(b)  if the contract is not surrendered or is annuitized.

                                        Time  Periods
                                     1 year     3 years     5 years       10 years
                                     ------     -------     -------       --------
COVA SERIES TRUST
Managed by J.P. Morgan
Investment Management Inc.
     Select Equity                (a)$93.80  (a)$118.16     (a)$169.99     (a)$266.24
                                  (b)$23.80  (b)  73.16     (b)$124.99     (b)$266.24
     Large Cap Stock              (a)$92.80  (a)$115.15     (a)$164.95     (a)$256.13
                                  (b)$22.80  (b)$ 70.15     (b)$119.95     (b)$256.13
     Small Cap Stock              (a)$94.80  (a)$121.17     (a)$175.00     (a)$276.23
                                  (b)$24.80  (b)$ 76.17     (b)$130.00     (b)$276.23
     International Equity         (a)$94.80  (a)$121.17     (a)$175.00     (a)$276.23
                                  (b)$24.80  (b)$ 76.17     (b)$130.00     (b)$276.23
     Quality Bond                 (a)$91.79  (a)$112.12     (a)$159.89     (a)$245.92
                                  (b)$21.79  (b)$ 67.12     (b)$114.89     (b)$245.92

Managed by Lord, Abbett & Co.
     Bond Debenture               (a)$93.80  (a)$118.16     (a)$169.99     (a)$266.24
                                  (b)$23.80  (b)$ 73.16     (b)$124.99     (b)$266.24
     Mid-Cap Value                (a)$96.30  (a)$125.66
                                  (b)$26.30  (b)$ 80.66
     Large Cap Research           (a)$96.30  (a)$125.66
                                  (b)$26.30  (b)$ 80.66
     Developing Growth            (a)$95.30  (a)$122.67
                                  (b)$25.30  (b)$ 77.67

     Lord Abbett Growth and
      Income                      (a)$72.80  (a)$115.15
                                  (b)$22.80  (b)$ 70.15

LORD ABBETT SERIES FUND, INC.
Managed by Lord, Abbett & Co.
Growth and Income                 (a)$91.99  (a)$112.73     (a)$160.90     (a)$247.97
                                  (b)$21.99  (b)$ 67.73     (b)$115.90     (b)$247.97

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
     Money Market                 (a)$87.31  (a)$ 98.54     (a)$137.02     (a)$199.08
                                  (b)$17.31  (b)$ 53.54     (b)$ 92.02     (b)$199.08


Explanation of Fee Table and Examples

1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

2. The withdrawal charge is 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

3. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

4. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

5. An affiliate of First Cova currently reimburses the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent this expense reimbursement, the expenses (on an annualized basis) for the period ended December 31, 1997 would have been:
1.00% for the Select Equity Portfolio, 1.39% for the Small Cap Stock Portfolio, 1.53% for the International Equity Portfolio, 1.08% for the Quality Bond Portfolio, 1.08% for the Large Cap Stock Portfolio, 1.07% for the Bond Debenture Portfolio, 8.41% for the Mid-Cap Value Portfolio, 10.04% for the Large Cap Research Portfolio and 9.00% for the Developing Growth Portfolio.

6. Premium taxes are not reflected. New York does not assess premium taxes.

7. The assumed average contract size is $30,000.

8. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 12 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this in
Section 10 - Other Information.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract. Annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66-2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to change the frequency of payments so that your annuity payments are at least $20.

3.   PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $2,000 or more to either type of contract.

ALLOCATION  OF  PURCHASE  PAYMENTS
When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum balance requirement for the fixed account and for each investment portfolio.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION  UNITS
The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio divided by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:
On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

4.   INVESTMENT OPTIONS

The  Contract  offers  12  investment  portfolios  which  are listed   below.
Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory) which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P.  MORGAN  INVESTMENT  MANAGEMENT  INC. IS THE  SUB-ADVISER  TO THE FOLLOWING
PORTFOLIOS:

  Select  Equity  Portfolio
  Large  Cap  Stock  Portfolio
  Small  Cap  Stock  Portfolio
  International  Equity  Portfolio
  Quality  Bond  Portfolio

LORD, ABBETT & CO. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

  Bond  Debenture  Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

LORD  ABBETT  SERIES  FUND,  INC.

Lord Abbett Series Fund, Inc. is a mutual fund. The following portfolio managed by Lord, Abbett & Co. is available under the contract:

     Growth and Income Portfolio

GENERAL  AMERICAN  CAPITAL  COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     Money Market Fund

TRANSFERS
You can transfer money among the fixed account and the investment portfolios.

You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

TRANSFERS  DURING  THE  ACCUMULATION  PHASE.
You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS  DURING  THE  INCOME  PHASE.
You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.



DOLLAR  COST  AVERAGING  PROGRAM
The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund of General American Capital Company or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund of General American Capital Company or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

AUTOMATIC  REBALANCING  PROGRAM
Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. The Automatic Rebalancing Program is available only during the accumulation phase. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:
Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2-1 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

VOTING  RIGHTS
First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION
First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE  CHARGES
Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

CONTRACT  MAINTENANCE  CHARGE
During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL  CHARGE
During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, First Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE
First Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold to an officer, director or employee of First Cova. In no event will elimination of the Withdrawal Charge be permitted where elimination will be unfairly discriminatory to any person.

TRANSFER  FEE
You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

INCOME  TAXES
First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT  PORTFOLIO  EXPENSES
There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

6.   TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY  CONTRACTS  IN  GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When  a  non-qualified   contract  is  owned  by  a  non-natural  person  (e.g.,
corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED  AND  NON-QUALIFIED  CONTRACTS
If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.

WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS
If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59-1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity, (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS  -  QUALIFIED  CONTRACTS
The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

DIVERSIFICATION
The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. First Cova requires that after a partial withdrawal is made you keep at least $1,000 in your contract.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC  WITHDRAWAL  PROGRAM
If you are 59-1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

INCOME TAXES MAY APPLY TO SYSTEMATIC WITHDRAWALS.

8.   PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

UPON  YOUR  DEATH
If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or 3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH  OF  ANNUITANT
If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

FIRST  COVA
First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company, a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company.

First Cova is licensed to do business only in the state of New York.

THE  SEPARATE  ACCOUNT
First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

DISTRIBUTOR
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions of up to 3.5% of purchase payments. In addition, under certain circumstances, an expense allowance of up to 2.75% of purchase payments may be payable. The New York Insurance Department has ruled that asset based compensation is permissible under certain circumstances. First Cova may, in the future, adopt an asset based compensation program in addition to, or in lieu of, the present compensation program.




OWNERSHIP
OWNER. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

JOINT OWNER. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY
The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT
You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS
First Cova may be required to suspend or postpone payments for withdrawal or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL  STATEMENTS
The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

TABLE  OF  CONTENTS  OF  THE
STATEMENT  OF  ADDITIONAL  INFORMATION

  Company

  Experts

  Legal  Opinions

  Distribution

  Performance  Information

  Federal Tax  Status

  Annuity  Provisions

  Financial  Statements


                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.








                                     Period
                                     Ended
                                     12/31/97
                                     -----------
COVA SERIES TRUST

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                    $11.76
End of Period                          $14.05
Number of Accum. Units Outstanding     1,321

Small Cap Stock Sub-Account
Beginning of Period                    $10.92
End of Period                          $13.49
Number of Accum. Units Outstanding      530

International Equity Sub-Account
Beginning of Period                    $11.14
End of Period                          $11.46
Number of Accum. Units Outstanding     3,836

Quality Bond Sub-Account
Beginning of Period                    $10.45
End of Period                          $11.16
Number of Accum. Units Outstanding     2,068

Large Cap Stock Sub-Account
Beginning of Period                    $12.40
End of Period                          $14.89
Number of Accum. Units Outstanding     2,807


Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                    $11.74
End of Period                          $12.88
Number of Accum. Units Outstanding     8,928

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                    $27.01
End of Period                          $30.84
Number of Accum. Units Outstanding     5,547

*The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the investment portfolio as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97); International Equity (3/11/97); Quality Bond (5/15/97); Large Cap Stock (3/11/97); Bond Debenture (5/15/97). The Mid-Cap Value, Large Cap Research and Developing Growth Sub-Accounts had not commenced investment operations as of December 31, 1997. The Lord Abbett Growth and Income Sub-Account and the General American Capital Company Money Market Sub-Account had not commenced regular investment operations as of December 31, 1997.


APPENDIX B
PERFORMANCE  INFORMATION
Future performance will vary and the results shown are not necessarily representative of future results.

PART 1

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock. Lord Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap Value, Large Cap Research and Developing Growth. Lord, Abbett & Co. is the investment adviser for Lord Abbett Series Fund, Inc. which currently has one operating portfolio: Growth and Income. All of these portfolios began operations before May 1, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.



PART  1  COVA  SERIES  TRUST
AVERAGE  ANNUAL  TOTAL  RETURN  FOR  THE  PERIODS  ENDED  12/31/97

                                            Accumulation Unit Performance
                                         Column A                 Column B
                                        (reflects insurance       (reflects all
                                        charges and                charges and
                                        portfolio expenses)        portfolio expenses)
                                        -----------------------------------------------

                        Separate Account
                        inception date        since                       since
Portfolio               in Portfolio        inception                   inception
-------------------     ---------------     ---------                   ----------
Select Equity               3/11/97          19.49%                       12.10%
Small Cap Stock             3/17/97          23.52%                       16.15%
International Equity        3/11/97           2.85%                       (4.46)%
Quality Bond                5/15/97           6.78%                       (0.53)%
Large Cap Stock             3/11/97          20.11%                       12.70%
Bond Debenture              5/15/97           9.74%                        2.38%

PART  1  LORD  ABBETT  SERIES  FUND,  INC.
AVERAGE  ANNUAL  TOTAL  RETURN  FOR  THE  PERIODS  ENDED  12/31/97

                                            Accumulation Unit Performance
                                         Column A                 Column B
                                        (reflects insurance       (reflects all
                                        charges and                charges and
                                        portfolio expenses)        portfolio expenses)
                                        -----------------------------------------------

                        Separate Account
                        inception date        since                       since
Portfolio               in Portfolio        inception                   inception
-------------------     ---------------     ---------                   ----------

Growth and Income         3/11/97             14.17%                       6.32%



PART  2
GENERAL

Shares of the General American Capital Company Money Market Fund were offered under the contract on May 1, 1997. Shares of the Lord Abbett Series Fund, Inc. Growth and Income Portfolio were offered under the contract on February 18, 1997. Shares of the Select Equity, Small Cap Stock, International Equity, Quality Bond, Large Cap Stock and Bond Debenture Portfolios of Cova Series Trust were offered under the contracts on February 3, 1997 and shares of the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios of Cova Series Trust were offered under the contracts on November 15, 1997. However, the Portfolios have been in existence for a longer time and therefore have an investment performance history. In order to show how the historical performance of the Portfolios affect accumulation unit values, we have developed performance information.


The chart below shows the investment performance of the Portfolios and the accumulation unit performance calculated by assuming that accumulation units were invested in the Portfolios for the same periods.

The performance figures in Column A reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 2 COVA SERIES TRUST
TOTAL RETURN FOR THE PERIODS ENDED 12/31/97

                                         Fund  Performance                       Accumulation Unit Performance
                                         Column  A                     Column B                       Column C
                                                                      (reflects insurance charges    (reflects all charges
                                                                      and portfolio expenses)         and portfolio expenses)
                                        -----------------                ----------------------------------------------------
                       Portfolio
                       inception                       since                           since                           since
Portfolio              date             1 yr        inception           1 yr        inception           1 yr         inception
-----------------     -----------       ----        ---------           ----        ---------           ----         ---------
Select Equity            5/1/96         31.55%         23.74%           29.67%         21.97%           22.57%         15.37%
Small Cap Stock          5/1/96         20.89%         17.72%           19.31%         16.10%           12.21%          9.50%
International Equity     5/1/96          5.96%          8.67%            4.52%          7.14%           (2.58)%         0.54%
Quality Bond             5/1/96          9.06%          8.87%            7.58%          7.42%            0.48%          0.82%
Large Cap Stock          5/1/96         33.25%         28.66%           31.36%         26.87%           24.26%         20.27%
Bond Debenture           5/1/96         15.63%         17.28%           14.05%         15.69%            6.95%          9.09%
Mid-Cap Value           8/20/97                         4.90%                           4.68%                          (2.42)%
Large Cap Research      8/20/97                        (0.74)%                         (1.00)%                         (8.10)%
Developing Growth       8/20/97                         5.52%                           5.28%                          (1.82)%


PART  2  GENERAL  AMERICAN  CAPITAL  COMPANY  MONEY  MARKET  FUND
TOTAL  RETURN  FOR  THE  PERIODS  ENDED  12/31/97


                                         Fund  Performance                       Accumulation Unit Performance
                                         Column  A                     Column B                       Column C
                                                                      (reflects insurance charges    (reflects all charges
                                                                      and portfolio expenses)         and portfolio expenses)
                       Portfolio        -----------------                ----------------------------------------------------
                       inception
Portfolio              date             1 yr   5 yrs   10 yrs           1 yr   5 yrs   10 yrs           1 yr    5 yrs  10 yrs
-----------------     -----------       ----   -----   ------           ----   -----   ------           ----    -----  ------


Money Market Fund      10/1/87          5.71%  4.89%    5.99%           4.31%   3.49%   4.59%           (2.79)% (1.11)% 4.49%


PART  2 LORD ABBETT SERIES FUND, INC. GROWTH AND INCOME PORTFOLIO
TOTAL  RETURN  FOR  THE  PERIODS  ENDED  12/31/97


                                         Fund  Performance                       Accumulation Unit Performance
                                         Column  A                     Column B                       Column C
                                                                      (reflects insurance charges    (reflects all charges
                                                                      and portfolio expenses)         and portfolio expenses)
                       Portfolio        -----------------                ----------------------------------------------------
                       inception
Portfolio              date             1 yr   5 yrs   10 yrs           1 yr   5 yrs   10 yrs           1 yr    5 yrs   10 yrs
-----------------     -----------       ----   -----   ------           ----   -----   ------           ----    -----   ------

Growth and Income      12/11/89         24.30% 17.90%   16.60%          22.91% 16.28%   14.99%           15.81% 11.68%  14.89%



---------------------------
---------------------------                                            STAMP
---------------------------


                              First Cova Life
                                Insurance Company
                              Attn: Variable Products
                              120 Broadway, 10th Floor
                              New York, New York 10271




     Please send me, at no charge, the Statement of Additional Information dated May 1, 1998, for The Annuity Contract issued by First Cova.




                  (Please print or type and fill in all information)




     ---------------------------------------------------------------------------
     Name

     ---------------------------------------------------------------------------
     Address

     ---------------------------------------------------------------------------
     City                                         State               Zip Code

CNY-1090(10/97)                                                    FIRST COVA VA





                                  [Back Cover]




                                      COVA
                       First Cova Life Insurance Company


                                  Home Office

                            120 Broadway, 10th Floor
                               New York, NY 10271
                                  800-469-4545


                             Annuity Service Office

                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  515-243-5834
                                  800-343-8496




CNY-1023(_____)            Policy Form Series CNY-672        21-VARI-NY (______)



                                   PART B

                     STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                       FIRST COVA LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE
COMPANY  AT:    One  Tower  Lane,  Suite  3000,  Oakbrook  Terrace,  Illinois
60181-4644,  (800)  831-LIFE.

THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED MAY 1, 1998.


                               TABLE OF CONTENTS


                                                                          Page


COMPANY

EXPERTS

LEGAL  OPINIONS

DISTRIBUTION

PERFORMANCE  INFORMATION
Total  Return
Historical  Unit  Values
Reporting  Agencies
Performance Information

FEDERAL TAX STATUS
General
Diversification
Multiple  Contracts
Contracts  Owned  by  Other  than  Natural  Persons
Tax  Treatment  of  Assignments
Income  Tax  Withholding
Tax  Treatment  of  Withdrawals  -  Non-Qualified  Contracts
Qualified  Plans
Tax  Treatment  of  Withdrawals  -  Qualified  Contracts

ANNUITY  PROVISIONS
Variable  Annuity
Fixed  Annuity
Annuity  Unit
Net  Investment  Factor
Mortality  and  Expense  Guarantee

FINANCIAL  STATEMENTS

                                    COMPANY

First Cova Life Insurance Company (the "Company") was organized under the laws of the state of New York on December 31, 1992. The Company is presently licensed to do business only in the state of New York. The Company is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company ("Cova Life"), a Missouri insurance company. On December 31, 1992, Cova Life acquired Wausau Underwriters Life Insurance Company ("Wausau"), a stock life insurance company organized under the laws of the state of Wisconsin. On April 16, 1993, Wausau was merged into the Company, with the Company as the surviving corporation.

On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Cova Life from Xerox Financial
Services, Inc. The acquisition of Cova Life included related companies, including the Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.





                                    EXPERTS

The statutory statements of admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 1997 and 1996, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1997, and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations, statement of changes in contract owners' equity, and the financial highlights for the period from commencement of operations through December 31, 1997, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the statutory financial statements of the Company contains an explanatory paragraph which states that the financial statements were prepared using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are described in the notes to the financial statements.

                                LEGAL OPINIONS


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                            PERFORMANCE INFORMATION

TOTAL  RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at
the  ending  hypothetical  value.    The  average  annual total return is then
determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                             n
                               P  (  1  +  T)  =  ERV

Where:
     P    = a  hypothetical  initial  payment  of  $1,000
     T    = average  annual  total  return
     n    = number  of  years
   ERV    = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period.

HISTORICAL  UNIT  VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING  AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products
Performance  Analysis  Service,  the  VARDS  Report  or  from  Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data
which    currently    tracks  the  performance  of  almost  4,000  investment
companies.The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION

The Growth and Income Portfolio of Lord Abbett Series Fund, Inc., and the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond and Bond Debenture Portfolios of Cova Series Trust were not available under the contract until February 3, 1997 and the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios of Cova Series Trust were available under the contract on November 15, 1997. The Money Market Fund of General American Capital Company became available under the Contract on May 1, 1997. However, these funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT
SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For  annuity  payments,  a  portion  of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The    Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED  PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). THE CONTRACTS ARE NOT AVAILABLE AS QUALIFIED CONTRACTS UNTIL AN IRA ENDORSEMENT IS APPROVED BY THE STATE OF NEW YORK INSURANCE DEPARTMENT. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.
Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and
(g) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                              ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                          INDEPENDENT AUDITORS' REPORT

The Contract Owners of Cova Variable
Annuity Account One, Board of
Directors and Shareholder of First Cova Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Bond Debenture, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) of First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account), as of December 31, 1997, and the related statement of operations, statement of changes in contract owners' equity, and the financial highlights for the period from commencement of operations through December 31, 1997. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 1997, and the results of its operations, the changes in its contract owners' equity, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


Chicago, Illinois
February 20, 1998


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Assets and Liabilities

December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                   ASSETS
--------------------------------------------------------------------------------------------------------------------------
Investments:
   Cova Series Trust:
      Bond Debenture Portfolio - 9,496 shares at a net asset value of $12.11 per share (cost $114,969)         $  115,015
      Quality Bond Portfolio - 2,217 shares at a net asset value of $10.40 per share (cost $22,968)                23,069
      Small Cap Stock Portfolio - 545 shares at a net asset value of $13.10 per share (cost $6,843)                 7,146
      Large Cap Portfolio - 3,019 shares at a net asset value of $13.85 per share (cost $42,399)                   41,801
      Select Equity Portfolio - 1,330 shares at a net asset value of $13.97 per share (cost $17,465)               18,567
      International Equity Portfolio - 3,833 shares at a net asset value of $11.47 per share (cost $45,941)        43,976
   Lord Abbett Series Fund, Inc. Growth and Income Portfolio - 8,768 shares at a net asset value of
      $19.51 per share (cost $178,810)                                                                            171,066
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $  420,640
--------------------------------------------------------------------------------------------------------------------------
                                   LIABILITIES AND CONTRACT OWNERS' EQUITY
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Trust Bond Debenture                                                                                        $        4
   Trust Quality Bond                                                                                                   1
   Trust Small Cap Stock                                                                                                -
   Trust Large Cap Stock                                                                                                2
   Trust Select Equity                                                                                                  1
   Trust International Equity                                                                                           2
   Fund Growth and Income                                                                                               6
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                      16
--------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
   Trust Bond Debenture - 8,928 accumulation units at $12.882042 per unit                                         115,011
   Trust Quality Bond - 2,068 accumulation units at $11.155130 per unit                                            23,068
   Trust Small Cap Stock - 530 accumulation units at $13.492111 per unit                                            7,146
   Trust Large Cap Stock - 2,807 accumulation units at $14.889594 per unit                                         41,799
   Trust Select Equity - 1,321 accumulation units at $14.053502 per unit                                           18,566
   Trust International Equity - 3,836 accumulation units at $11.462941 per unit                                    43,974
   Fund Growth and Income - 5,547 accumulation units at $30.837096 per unit                                       171,060
--------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                                     420,624
--------------------------------------------------------------------------------------------------------------------------
Total liabilities and contract owners' equity                                                                  $  420,640
--------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Operations
Period from commencement of operations through December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Lord Abbett
                                                                                                      Series Fund,
                                                         Cova Series Trust                               Inc.
                                  -----------------------------------------------------------------  -------------
                                                             Small     Large               Interna-     Growth
                                      Bond       Quality      Cap       Cap      Select    tional        and
                                     Debenture     Bond      Stock     Stock     Equity    Equity       Income      Total
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends and capital gains
      distributions               $    3,442          755        17     2,373        103       424       13,386      20,500
----------------------------------------------------------------------------------------------------------------------------
Total investment income                3,442          755        17     2,373        103       424       13,386      20,500
----------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee        370           96        15       133         62       239          739       1,654
   Administrative fee                     45           12         2        16          7        29           89         200
----------------------------------------------------------------------------------------------------------------------------
Total expenses                           415          108        17       149         69       268          828       1,854
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  3,027          647         -     2,224         34       156       12,558      18,646
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
   investments                            77            3         1        (4)         1       184        1,447       1,709
Net change in unrealized
   gain (loss) on investments             46          101       303      (598)     1,102    (1,965)      (7,744)     (8,755)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments            123          104       304      (602)     1,103    (1,781)      (6,297)     (7,046)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   resulting from operations      $    3,150          751       304     1,622      1,137    (1,625)       6,261      11,600
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Statement of Changes in Contract Owners' Equity

Period from commencement of operations through December 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Lord Abbett
                                                                                                      Series Fund,
                                                         Cova Series Trust                               Inc.
                                  -----------------------------------------------------------------  -------------
                                                             Small     Large               Interna-     Growth
                                      Bond       Quality      Cap       Cap      Select    tional        and
                                     Debenture     Bond      Stock     Stock     Equity    Equity       Income      Total
----------------------------------------------------------------------------------------------------------------------------

From operations:
   Net investment income          $    3,027          647         -     2,224         34       156       12,558      18,646
   Net realized gain (loss)
      on investments                      77            3         1        (4)         1       184        1,447       1,709
   Net change in unrealized
      gain (loss) on investments          46          101       303      (598)     1,102    (1,965)      (7,744)     (8,755)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   resulting from operations           3,150          751       304     1,622      1,137    (1,625)       6,261      11,600
----------------------------------------------------------------------------------------------------------------------------
From account unit transactions:
   Proceeds from units
      of the account sold             89,575            -     5,151    14,027     14,032    31,664      134,766     289,215
   Payments for units of
      the account redeemed              (381)        (350)       (9)     (341)      (145)       52         (851)     (2,025)
   Account transfers, net             22,667       22,667     1,700    26,491      3,542    13,883       30,884     121,834
----------------------------------------------------------------------------------------------------------------------------
Net increase in contract
   owners' equity from account
   unit transactions                 111,861       22,317     6,842    40,177     17,429    45,599      164,799     409,024
----------------------------------------------------------------------------------------------------------------------------
Net increase in
   contract owner's equity           115,011       23,068     7,146    41,799     18,566    43,974      171,060     420,624
----------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
   Beginning of period                     -            -         -         -          -         -            -           -
----------------------------------------------------------------------------------------------------------------------------
   End of period                  $  115,011       23,068     7,146    41,799     18,566    43,974      171,060     420,624
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - Bond Debenture Portfolio (Managed by Lord, Abbett & Co.)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                           May 15, 1997
                                                                                                             through
                                                                                                           December 31,
                                                                                                               1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           11.74
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               .46
Net realized and unrealized
    gain from security
    transactions                                                                                                    .68
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                     1.14
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           12.88
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                      9.71%
Contract owners' equity,
    end of period                                                                                     $      115,011
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                       10.11%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - Quality Bond Portfolio (Managed by J.P. Morgan Investment Management, Inc.)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                           May 15, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           10.45
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               .50
Net realized and unrealized
    gain from security
    transactions                                                                                                    .21
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                      .71
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           11.16
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                      6.79%
Contract owners' equity,
    end of period                                                                                     $       23,068
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                        8.36%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - Small Cap Stock Portfolio (Managed by J.P. Morgan Investment Management, Inc.)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                          March 17, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           10.92
---------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                (.05)
Net realized and unrealized
    gain from security
    transactions                                                                                                   2.62
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                     2.57
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           13.49
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                     23.53%
Contract owners' equity,
    end of period                                                                                     $        7,146
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                         .04%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - Large Cap Stock Portfolio (Managed by J.P. Morgan Investment Management, Inc.)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                          March 11, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           12.40
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               .79
Net realized and unrealized
    gain from security
    transactions                                                                                                   1.70
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                     2.49
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           14.89
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                     20.08%
Contract owners' equity,
    end of period                                                                                     $       41,799
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                       20.65%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - Select Equity Portfolio (Managed by J.P. Morgan Investment Management, Inc.)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                          March 11, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           11.76
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              -
Net realized and unrealized
    gain from security
    transactions                                                                                                   2.29
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                     2.29
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           14.05
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                     19.47%
Contract owners' equity,
    end of period                                                                                     $       18,566
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                         .67%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Cova Series Trust - International Equity Portfolio (Managed by J.P. Morgan Investment Management, Inc.)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                          March 11, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           11.14
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               .02
Net realized and unrealized
    gain from security
    transactions                                                                                                    .30
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                      .32
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           11.46
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                      2.87%
Contract owners' equity,
    end of period                                                                                     $       43,974
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                         .81%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Financial Highlights

Period from commencement of operations through December 31, 1997

Financial Highlights for each accumulation unit outstanding throughout the period per sub-account are presented below:

Lord Abbett Series Fund, Inc. Growth and Income Portfolio (Managed by Lord, Abbett & Co.)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Period from
                                                                                                          March 11, 1997
                                                                                                          through
                                                                                                           December 31,
                                                                                                            1997
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    beginning of period                                                                               $           27.01
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              2.07
Net realized and unrealized
    gain from security
    transactions                                                                                                   1.76
---------------------------------------------------------------------------------------------------------------------------
Total from investment
    operations                                                                                                     3.83
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value,
    end of period                                                                                     $           30.84
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                                     14.18%
Contract owners' equity,
    end of period                                                                                     $      171,060
Ratio of expenses to average
    contract owners' equity                                                                                        1.40%**
Ratio of net investment
    income to average
    contract owners' equity                                                                                       21.06%**
---------------------------------------------------------------------------------------------------------------------------

  *Investment return does not reflect any contract based fees (withdrawal fees, contract maintenance fees or account transfer fees), but does reflect mortality and expense fees, administration expense fees, as well as all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**Annualized

See accompanying notes to financial statements.



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements
--------------------------------------------------------------------------------

 (1)    ORGANIZATION

        First Cova Variable Annuity Account One (the Separate Account) is a separate investment account established by a resolution of the Board of Directors of First Cova Life Insurance Company (Cova). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

        The Separate Account is divided into sub-accounts with the assets of each sub-account invested in the Cova Series Trust (Trust) or Lord Abbett Series Fund, Inc. (Fund). The Trust offers six portfolios, of which one portfolio is managed by Lord, Abbett & Co. and five portfolios are managed by J.P. Morgan Investment Management, Inc. The Trust portfolios are the Bond Debenture, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity, and International Equity portfolios. The Fund offers the Growth and Income portfolio. Not all portfolios are available for investment depending upon the nature and specific terms of the different contracts currently being offered for sale. The Trust and Fund are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

        The sub-accounts commenced operations as follows:

        March 11, 1997              Trust Large Cap Stock, Trust Select Equity
                                       Trust International Equity and
                                       Fund Growth and Income
        March 17, 1997              Trust Small Cap Stock
        May 15, 1997                Trust Bond Debenture and Trust Quality Bond


 (2)    SIGNIFICANT ACCOUNTING POLICIES

        (A)   INVESTMENT VALUATION

        Investments in shares of the Trust and Fund are carried in the statement of assets and liabilities at the underlying net asset value of the Trust and Fund. The net asset value of the Trust and Fund has been determined on the market value basis and is valued daily by the Trust and Fund investment managers. Realized gains and losses are calculated by the average cost method.

        (B)   REINVESTMENT OF DIVIDENDS

        Dividends received from net investment income and net realized capital gain distributions are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution. Dividends and capital gain distributions are recorded as income on the ex-dividend date.

        (C)   FEDERAL INCOME TAXES

        Operations of the Separate Account form a part of Cova, which is taxed as a "Life Insurance Company" under the Internal Revenue Code (Code). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

        Under the  principles  set forth in Internal  Revenue  Ruling 81-225 and
        Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

 (3)    CONTRACT FEES

        There are no deductions made from purchase payments for sales fees at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal fee is calculated and deducted from the contract value. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payment withdrawn in the third, fourth and fifth years, and 3% of the purchase payment withdrawn in the sixth and seventh years. After the first contract anniversary year, provided that the contract value prior to the withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal fees.

        An annual contract maintenance fee of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated.

        Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

        For the period from commencement of operations through December 31, 1997, there were no withdrawal, account transfer, or contract maintenance fees deducted from the contract values in the Separate Account.

        Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant, and to waive the withdrawal fee in the event of the death of the contract owner.

        In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

        Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

 (4)    GAINS (LOSSES) ON INVESTMENTS

        The table below summarizes the realized and change in unrealized gains and losses on investments.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                         Period from
                                                                                                       commencement of
                                                                                                     operations through
                                                                                                      December 31, 1997
---------------------------------------------------------------------------------------------------------------------------

        REALIZED GAIN (LOSS) ON INVESTMENTS:
              Trust Bond Debenture Portfolio:
                 Aggregate proceeds from sales                                                           $    24,281
                 Aggregate cost of redemptions                                                                24,204
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $        77
---------------------------------------------------------------------------------------------------------------------------
              Trust Quality Bond Portfolio:
                 Aggregate proceeds from sales                                                           $       172
                 Aggregate cost of redemptions                                                                   169
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $         3
---------------------------------------------------------------------------------------------------------------------------
              Trust Small Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                           $        17
                 Aggregate cost of redemptions                                                                    16
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $         1
---------------------------------------------------------------------------------------------------------------------------
              Trust Large Cap Stock Portfolio:
                 Aggregate proceeds from sales                                                           $     1,700
                 Aggregate cost of redemptions                                                                 1,704
---------------------------------------------------------------------------------------------------------------------------
              Net realized loss on investments                                                           $        (4)
---------------------------------------------------------------------------------------------------------------------------
              Trust Select Equity Portfolio:
                 Aggregate proceeds from sales                                                           $     1,651
                 Aggregate cost of redemptions                                                                 1,650
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $         1
---------------------------------------------------------------------------------------------------------------------------
              Trust International Equity Portfolio:
                 Aggregate proceeds from sales                                                           $    25,579
                 Aggregate cost of redemptions                                                                25,395
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $       184
---------------------------------------------------------------------------------------------------------------------------
              Fund Growth and Income Portfolio:
                 Aggregate proceeds from sales                                                           $    74,949
                 Aggregate cost of redemptions                                                                73,502
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain on investments                                                           $     1,447
---------------------------------------------------------------------------------------------------------------------------

                                                                                                         Period from
                                                                                                       commencement of
                                                                                                     operations through
                                                                                                      December 31, 1997
---------------------------------------------------------------------------------------------------------------------------

        NET CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
              Trust Bond Debenture Portfolio:
                 End of period                                                                           $        46
                 Beginning of period                                                                               -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                               $        46
---------------------------------------------------------------------------------------------------------------------------
              Trust Quality Bond Portfolio:
                 End of period                                                                           $       101
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                               $       101
---------------------------------------------------------------------------------------------------------------------------
              Trust Small Cap Stock Portfolio:
                 End of period                                                                           $       303
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                               $       303
---------------------------------------------------------------------------------------------------------------------------
              Trust Large Cap Stock Portfolio:
                 End of period                                                                           $      (598)
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                               $      (598)
---------------------------------------------------------------------------------------------------------------------------
              Trust Select Equity Portfolio:
                 End of period                                                                           $     1,102
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized gain on investments                                               $     1,102
---------------------------------------------------------------------------------------------------------------------------
              Trust International Equity Portfolio:
                 End of period                                                                           $    (1,965)
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                               $    (1,965)
---------------------------------------------------------------------------------------------------------------------------
              Fund Growth and Income Portfolio:
                 End of period                                                                           $    (7,744)
                 Beginning of period                                                                              -
---------------------------------------------------------------------------------------------------------------------------
              Net change in unrealized loss on investments                                               $    (7,744)
---------------------------------------------------------------------------------------------------------------------------


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

Notes to Financial Statements
--------------------------------------------------------------------------------
(5)    UNIT TRANSACTIONS

       The change in the number of accumulation units resulting from account transactions from commencement operations through December 31, 1997 is as follows:
--------------------------------------------------------------------------------

                                                                                                                Lord Abbett
                                                                                                               Series Fund,
                                                                Cova Series Trust                                 Inc.
                                        -------------------------------------------------------------------  ---------------
                                                                   Small     Large                Interna-       Growth
                                           Bond        Quality      Cap       Cap      Select      tional         and
                                           Debenture    Bond       Stock     Stock     Equity      Equity        Income
----------------------------------------------------------------------------------------------------------------------------
Balance at commencement of

    operations                               -            -          -          -         -           -             -
Units sold                                  7,125         -          390         978     1,037       2,663         4,526
Units redeemed                                (28)         (32)      -           (23)       (8)        (15)          (15)
Units transferred, net                      1,831        2,100       140       1,852       292       1,188         1,036
----------------------------------------------------------------------------------------------------------------------------

Balance at December 31, 1997                8,928        2,068       530       2,807     1,321       3,836         5,547
----------------------------------------------------------------------------------------------------------------------------



                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
First Cova Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1997 and 1996, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1997. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Cova Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1997.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1997, on the basis of accounting described in note 2.

Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in the accompanying schedule is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.

Chicago, Illinois
March 5, 1998




FIRST COVA LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus

December 31, 1997 and 1996

(In thousands, except share data)

----------------------------------------------------------------------------------------------------------------------------
                   ADMITTED ASSETS                                                                       1997       1996
----------------------------------------------------------------------------------------------------------------------------

Bonds                                                                                                $  159,738     155,710
Mortgage loans on real estate                                                                             8,866       8,747
Policy loans                                                                                             20,544      18,893
Cash and short-term investments                                                                           3,026       3,989
----------------------------------------------------------------------------------------------------------------------------

Total cash and investments                                                                              192,174     187,339

Investment income due and accrued                                                                         3,017       2,582
Federal income taxes recoverable                                                                             66       -
Other assets                                                                                                  9           1
----------------------------------------------------------------------------------------------------------------------------

Total admitted assets excluding separate account assets                                                 195,266     189,922

Separate account assets                                                                                     421       -

----------------------------------------------------------------------------------------------------------------------------

Total admitted assets                                                                                $  195,687     189,922
----------------------------------------------------------------------------------------------------------------------------
      LIABILITIES AND CAPITAL STOCK AND SURPLUS
----------------------------------------------------------------------------------------------------------------------------

Aggregate reserve for life policies and annuity contracts                                               164,208     158,304
Supplementary contracts without life contingencies                                                          120          91
Life policy and annuity contract claims                                                                     726         272
Interest maintenance reserve                                                                              1,583       1,461
General expenses due or accrued                                                                              95          63
Transfers to separate accounts due or accrued                                                               (21)      -
Taxes, licenses, and fees due or accrued
   excluding Federal income taxes                                                                           220         211
Federal income taxes                                                                                      -             333
Remittances and items not allocated                                                                         (14)          5
Unearned investment income                                                                                    3       -
Asset valuation reserve                                                                                   1,529       1,470
Payable to parent, subsidiaries, and affiliates                                                              35          30
Reinsurance payable to parent                                                                             2,372       2,457
Checks outstanding                                                                                           46          72
Accounts payable - security purchases                                                                     -           2,010
----------------------------------------------------------------------------------------------------------------------------

Total liabilities excluding separate account liabilities                                                170,902     166,779

Separate account liabilities                                                                                421       -

----------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                                       171,323     166,779
----------------------------------------------------------------------------------------------------------------------------

Common capital stock, $10 par value.  Authorized,

   issued, and outstanding 200,000 shares                                                                 2,000       2,000
Gross paid-in and contributed surplus                                                                    11,501      11,501
Unassigned surplus                                                                                       10,863       9,642
----------------------------------------------------------------------------------------------------------------------------

Total capital stock and surplus                                                                          24,364      23,143
----------------------------------------------------------------------------------------------------------------------------

Total liabilities and capital stock and surplus                                                      $  195,687     189,922
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

FIRST COVA LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1997, 1996, and 1995

(In thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                                                              1997        1996       1995
----------------------------------------------------------------------------------------------------------------------------

Income:

    Deposit-type funds                                                                    $     6,851        569        127
    Considerations for supplementary contracts
      without life contingencies                                                                   54         81         33
    Net investment income                                                                      13,771     13,507     12,526
    Amortization of interest maintenance reserve                                                 (244)      (206)      (211)
----------------------------------------------------------------------------------------------------------------------------

Total income                                                                                   20,432     13,951     12,475
----------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:

    Death benefits                                                                              3,294      2,691      2,101
    Annuity benefits                                                                              365       -           359
    Surrender benefits and other fund withdrawals                                               7,222      8,719      9,185
    Interest on policy or contract funds                                                           11         10          9
    Payment on supplementary contracts without
      life contingencies                                                                           24         12          6
    Increase (decrease) in aggregate reserves
      for life policies and annuity contracts                                                   5,904       (928)     1,911
    Increase in reserve for supplementary
      contracts without life contingencies                                                         30         66         25
    Commissions on premiums and annuity
      considerations                                                                              239         20          2
    Commissions and expense allowances on
      reinsurance assumed                                                                         423        400        439
    General insurance expenses                                                                    966        663        665
    Insurance taxes, licenses, and fees,
      excluding Federal income taxes                                                              142         25        811
    Net transfers to separate accounts                                                            386       -          -
    Other expenses                                                                                  1          1          1
----------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                                                    19,007     11,679     15,514
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations before Federal income taxes
    and realized capital gains                                                                  1,425      2,272     (3,039)

Federal income tax expense (benefit),
    excluding tax on capital gains                                                                145        445     (1,007)
----------------------------------------------------------------------------------------------------------------------------

Net gain (loss) from operations before realized capital gains                                   1,280      1,827     (2,032)

Realized  capital  gains (net of tax benefit of $89,  $111,  and $3,509 in 1997,
    1996, and 1995,  respectively,  and net of amounts transferred to the IMR of
    $(122), $(153), and $(4,647)
    in 1997, 1996, and 1995, respectively)                                                       -          -          -

----------------------------------------------------------------------------------------------------------------------------
Net income (loss)                                                                         $     1,280      1,827     (2,032)
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

FIRST COVA LIFE INSURANCE COMPANY

Statutory Statements of Capital Stock and Surplus

Years ended December 31, 1997, 1996, and 1995

(In thousands)

----------------------------------------------------------------------------------------------------------------------------
                                                                                            1997        1996        1995
----------------------------------------------------------------------------------------------------------------------------

Capital stock - balance at beginning and end of year                                    $     2,000       2,000       2,000
----------------------------------------------------------------------------------------------------------------------------

Gross paid-in and contributed surplus:

    Balance at beginning of year                                                             11,501      11,501      10,501
    Capital contribution                                                                       -           -          1,000
----------------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                                       11,501      11,501      11,501
----------------------------------------------------------------------------------------------------------------------------

Unassigned surplus:

    Balance at beginning of year                                                              9,642       8,028      10,211
    Net income (loss)                                                                         1,280       1,827      (2,032)
    Change in non-admitted assets                                                              -           -            204
    Change in asset valuation reserve                                                           (59)       (285)       (355)
    Prior period FIT adjustment                                                                -             72        -
----------------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                                       10,863       9,642       8,028
----------------------------------------------------------------------------------------------------------------------------

Total capital stock and surplus                                                         $    24,364      23,143      21,529
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

FIRST COVA LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1997, 1996, and 1995

(In thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                                                              1997      1996      1995
-------------------------------------------------------------------------------------------------------------------------

Cash from operations:

   Deposit-type funds                                                                      $   6,852      569        127
   Considerations for supplementary contracts without                                             54       81         33
     life contingencies

   Net investment income                                                                      13,310   13,499     13,037
   Miscellaneous income                                                                         -          72       -
-------------------------------------------------------------------------------------------------------------------------

                                                                                              20,216   14,221     13,197
-------------------------------------------------------------------------------------------------------------------------

   Death benefits                                                                              2,842    2,716      1,955
   Surrender benefits and other fund withdrawals                                               7,222    8,719      9,185
   Other benefits to policyholders, primarily annuity benefits                                   399       23        381
   Commissions, other expenses, and taxes paid,

     excluding Federal income tax                                                              1,709    1,089      1,170
   Net transfers to separate accounts                                                            407     -          -
   Federal income taxes paid (recovered), excluding
     tax on capital gains                                                                        544      156     (1,413)
-------------------------------------------------------------------------------------------------------------------------

                                                                                              13,123   12,703     11,278
-------------------------------------------------------------------------------------------------------------------------

Net cash from operations                                                                       7,093    1,518      1,919
-------------------------------------------------------------------------------------------------------------------------

Cash from investments:

   Proceeds from investments sold, matured, or repaid:

     Bonds                                                                                    40,473   40,506    156,913
     Mortgage loans                                                                              364    1,316        112
     Net losses on cash and short-term investments                                              -        -           (20)
-------------------------------------------------------------------------------------------------------------------------

   Total investment proceeds                                                                  40,837   41,822    157,005
-------------------------------------------------------------------------------------------------------------------------

   Taxes recovered on capital losses                                                              67       84      2,527
-------------------------------------------------------------------------------------------------------------------------

   Cost of investments acquired:

     Bonds                                                                                    44,688   41,686    156,015
     Mortgage loans                                                                              479     -        10,171
-------------------------------------------------------------------------------------------------------------------------

   Total investments acquired                                                                 45,167   41,686    166,186
-------------------------------------------------------------------------------------------------------------------------

   Net increase in policy loans                                                                1,651    1,970      1,277
-------------------------------------------------------------------------------------------------------------------------

Net cash from investments                                                                     (4,330)     136     (9,181)
-------------------------------------------------------------------------------------------------------------------------

Cash from financing and miscellaneous sources:
   Cash provided:

     Capital and surplus paid-in                                                                -        -         1,000
     Other cash provided                                                                          13    2,015      1,379
-------------------------------------------------------------------------------------------------------------------------

Total cash provided                                                                               13    2,015      2,379

   Cash applied - other                                                                       (2,155)    (935)       (13)
-------------------------------------------------------------------------------------------------------------------------

Net cash from financing and miscellaneous sources                                             (2,142)   1,080      2,366
-------------------------------------------------------------------------------------------------------------------------

Net change in cash and short-term investments                                                   (963)     848     (3,646)
Cash and short-term investments at beginning of year                                           3,989    3,141      6,787
-------------------------------------------------------------------------------------------------------------------------

Cash and short-term investments at end of year                                             $   3,026    3,989      3,141
-------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.


FIRST COVA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

 (1)    COMPANY OWNERSHIP AND NATURE OF BUSINESS

              COMPANY OWNERSHIP

        First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). On June 1, 1995, a subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company, purchased the Company's parent and its affiliates from their previous owner, Xerox Financial Services, Incorporated (XFSI), a wholly owned subsidiary of Xerox Corporation, for approximately $106.1 million in cash and additional future contingent consideration. Following the acquisition, the Company's name changed from First Xerox Life Insurance Company to First Cova Life Insurance Company.

              NATURE OF BUSINESS

        The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain Federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 58% of the Company's sales were through Dreyfus Service Organization and 40% through Edward Jones and Company in 1997.
        Approximately 91% and 92% of the Company's sales were through one specific brokerage firm, Advest, in 1996 and 1995, respectively.

 (2)    BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 1997, 1996, and 1995 are in conformity with prescribed practices.

        Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

          The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting.

        Another difference arises from Federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with generally accepted accounting principles (in thousands):


---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                             1997       1996         1995
                                                                                             ----       ----         ----
        Net income (loss):
           As reported under statutory accounting practices                             $    1,280      1,827       (2,032)
           Deferred acquisition costs                                                          477         48          186
           Change in reserve for policies and contracts                                        344        409        3,757
           Interest maintenance reserve                                                        122         53       (4,437)
           Deferred income taxes                                                              (827)      (642)        (925)
           Amortization of intangible assets and liabilities                                  (216)      (189)        (526)
           Other, net                                                                          421        163          252
---------------------------------------------------------------------------------------------------------------------------
        As reported under generally accepted accounting principles                      $    1,601      1,669       (3,725)
---------------------------------------------------------------------------------------------------------------------------

        The Company's net loss for 1995 reported under GAAP of $3,725 includes the periods from January 1, 1995 to May 31, 1995 (the pre-sale period) and June 1, 1995 to December 31, 1995 (the post-sale period). These periods are considered to be separate and distinct accounting periods under GAAP as the Company was sold on June 1, 1995 (see note 1) causing the Company's GAAP balance sheet and income statement to be restated according to purchase accounting.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                             1997       1996         1995
                                                                                            ----       ----         ----

        Capital stock and surplus:
           As reported under statutory accounting practices                             $   24,364     23,143       21,529
           Deferred acquisition costs                                                          525         48           -
           Reserves for policies and contracts                                               5,173      4,829        4,423
           Asset valuation reserve                                                           1,528      1,470        1,185
           Interest maintenance reserve                                                      1,583      1,461        1,408
           Unrealized appreciation (depreciation) of investments                             2,964     (1,470)       3,328
           Deferred income taxes                                                            (1,163)       325         (610)
           Present value of future profits                                                   3,350      5,572        5,249
           Goodwill                                                                          2,131      2,254        2,377
           Other, net                                                                           -          (5)          -
---------------------------------------------------------------------------------------------------------------------------
        As reported under generally accepted accounting principles                      $   40,455     37,627       38,889
---------------------------------------------------------------------------------------------------------------------------

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date is ultimately dependent on an insurer's state of domicile. The Company is currently evaluating the impact of the Codification on its statutory financial statements.

        In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. Investment valuation is most affected by the use of estimates and assumptions.

        The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flow of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or a loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of such securities and the related recognition of income.

 (3)    BASIS OF VALUATION AND INCOME RECOGNITION OF INVESTED ASSETS

        Asset values are generally stated as follows:

            Investments are valued as prescribed by the NAIC.

              Bonds not backed by other loans are valued at amortized cost using the interest method.

              Mortgage-backed  bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond with a corresponding charge or credit to interest income (the retrospective method).

        Mortgage loans and policy loans are stated at the aggregate unpaid principal value. Short-term investments are carried at amortized cost which approximates fair value.

        Investment income is recorded when earned. Realized capital gains and losses on the sales of investments are determined on the basis of specific costs of investments and are credited or charged to income net of federal income taxes.

 (4)    REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

 (5)    ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses presumably resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold.

        The IMR represents the unamortized portion not yet taken into income.

 (6)    FEDERAL INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made nor liability established for the tax effect of timing differences between financial reporting and taxable income.

        For 1997, the Company will file a consolidated Federal income tax return with its parent company, CFSLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Corporation which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

        The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to the 1997, 1996, and 1995 net gain from operations before Federal income taxes as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                              1997                    1996                      1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                   (in thousands)

        Computed expected tax expense                $     499     35.0%     $     795     35.0%      $  (1,064)    35.0%
        Tax basis reserve adjustment                        13       .9            (30)    (1.3)            847    (27.9)
        IMR amortization                                    85      6.0             72      3.2              74     (2.4)
        Proxy tax on insurance
           acquisition costs                                33      2.3              4       .2            (455)    15.0
        Adjustment for prior years                        (127)    (8.9)            -       -                -       -
        Intangible amortization                           (376)   (26.4)          (376)   (16.6)           (126)     4.1
        Tax-exempt income, net                              -       -               -       -                -       -
        Other                                               18      1.3            (20)     (.9)           (283)     9.3
---------------------------------------------------------------------------------------------------------------------------
                                                     $     145     10.2%     $     445     19.6%      $  (1,007)    33.1%
---------------------------------------------------------------------------------------------------------------------------

        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

 (7)    INFORMATION CONCERNING PARENT AND AFFILIATES

        The Company was organized under the laws of the State of New York on December 31, 1992 and became licensed to do business in the State of New York on March 12, 1993. The Company is a wholly owned subsidiary of CFSLIC (formerly Xerox Financial Services Life Insurance Company), a Missouri domiciled life insurance company. On December 31, 1992, Xerox Financial Services Life Insurance Company acquired Wausau Underwriters Life Insurance Company (Wausau Life), a stock life insurance company organized under the laws of the state of Wisconsin and licensed to transact life insurance in Wisconsin and New York. On April 16, 1993, Wausau Life was merged into the Company, with the Company as the surviving corporation.

        The Company has entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with Conning Asset Management Company, a Missouri corporation and an affiliate of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies during 1997, 1996, and 1995 were $339,670, $337,994, and
        $349,771, respectively.

 (8)    CAPITAL STOCK AND SURPLUS RESTRICTIONS

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

 (9)    FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107), extends fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions or market conditions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
              AND ACCRUED INVESTMENT INCOME

        The carrying value amounts reported in the balance sheets for these instruments approximate their fair values.

              INVESTMENT SECURITIES AND MORTGAGE LOANS
              (INCLUDING MORTGAGE-BACKED SECURITIES)

        Fair value for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. (See note 11 for fair value disclosures). As of December 31, 1997 and 1996, the fair value of the Company's mortgage loans are equivalent to the carrying value.

              POLICY LOANS

        Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              INVESTMENT CONTRACTS

        The Company's policy contracts require beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the amount payable on demand. As of December 31, 1997, the cash surrender value of policyholder funds on deposit was $159,521,000 and the carrying value was $164,208,000. As of December 31, 1996, the cash surrender value of policyholder funds on deposit was $154,674,632 and the carrying value was $158,304,214.

(10)    LIFE AND ANNUITY ACTUARIAL RESERVES

        There are no deferred fractional premiums on any policies sold or currently in force. There are no premiums beyond the date of death. There are no required reserves for the waiver of deferred fractionals or refund of premiums beyond the date of death.

        Substandard policies are valued using a modification of the standard valuation tables based on the substandard rating. The modification is a 25% additional mortality increase of the standard table for each table rating.

        As of December 31, 1997, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York.

        The tabular interest has been determined from the basic data for the calculation of policy reserves.

        Tabular interest for funds not involving life contingencies for each valuation rate and contractual guaranteed rate was determined as the statutory amount required to support the required statutory reserve based on the Commissioner's annuity reserve valuation method. Generally it is 1/100 of the product of such valuation rate of interest times the mean funds at the beginning and end of the valuation period or issue date of the policy, if less.

        The life and annuity actuarial  reserves as provided in the accompanying
        statutory  financial   statements   segregated  by  type  and  valuation
        characteristics for 1997 and 1996 are given below.

---------------------------------------------------------------------------------------------------------------------------
                                         1997        1996               Valuation                       Withdrawal
---------------------------------------------------------------------------------------------------------------------------
                 Type                   reserve     reserve            basic/rate                     characteristic
                                                          (in thousands)

        Structured settlements       $     1,058       1,027   1983 IAM 8.25%                   No withdrawal permitted
        SPDA - 1 year                     11,732      11,818   CARVM 5.75% - 7.00%              Fixed surrender charge
        SPDA - 5 year                     15,030      14,320   CARVM 7.00% - 8.00%              Withdrawal limited to
                                                                                                   10% per year

        SPDA - 6 year                         37          -    CARVM 5.75%                      Market value adjustment
        SPDA - 5 year                        285          -    CARVM 7.25%                      Market value adjustment
        SPDA - 7 year                      6,027          -    CARVM 7.25%                      Market value adjustment
        Variable                              75          -    CARVM 5.50%                      Fixed surrender charge
        Ordinary life                        116         107   1958 CSO 3.5% NL                 Fixed surrender charge
        Ordinary life                         39          36   1980 CSO CRVM                    Fixed surrender charge
        Ordinary life                        243         228   1980 CSO 4.5% NO                 Fixed surrender charge
        Ordinary life                          2           2   Group conversion                 Fixed surrender charge
                                                                  excess mortality
        Ordinary life                          3           3   Guaranteed insurability          Fixed surrender charge
        Ordinary life                     18,747      19,536   1958 CSO ALB 5.5% NL             Fixed surrender charge
        Group life                        31,291      31,528   1958 CSO ALB 5.5% NL             Fixed surrender charge
        Ordinary life                     20,849      20,453   1980 CSO ANB Male                Fixed surrender charge
                                                                  5.5% NL
        Group life                        21,581      21,642   1980 CSO ANB Male                Fixed surrender charge
                                                                  5.5% NL
        Ordinary life                     18,564      18,394   1980 CSO ANB Female              Fixed surrender charge
                                                                  5.5% NL
        Group life                        19,990      20,613   1980 CSO ANB Female              Fixed surrender charge
                                                                  5.5% NL
        Miscellaneous                         16           7              -                                -
        Reinsurance ceded                 (1,477)     (1,410)             -                                -
---------------------------------------------------------------------------------------------------------------------------
                                     $   164,208     158,304
---------------------------------------------------------------------------------------------------------------------------

(11)    INVESTMENTS

        The cost or amortized cost and estimated fair value of bonds at December 31, 1997 and 1996 is as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                      1997
                                                          Cost or        Gross         Gross       Estimated
                                                         amortized    unrealized    unrealized       fair        Carrying
                                                           cost          gains        losses         value         value
---------------------------------------------------------------------------------------------------------------------------
                                                                                  (in thousands)

        Bonds:

           Governments                                $      1,267          2             -            1,269         1,267
           Public utilities                                  7,134         13             -            7,148         7,134
           Industrial and miscellaneous                    151,337      3,261            299         154,299       151,337
---------------------------------------------------------------------------------------------------------------------------

        Total bonds                                   $    159,738      3,276            299         162,716       159,738
---------------------------------------------------------------------------------------------------------------------------

                                                                                      1996
                                                          Cost or        Gross         Gross       Estimated
                                                         amortized    unrealized    unrealized       fair        Carrying
                                                           cost          gains        losses         value         value
---------------------------------------------------------------------------------------------------------------------------
                                                                                  (in thousands)
        Bonds:

           Governments                                $        764         -             (33)            731           764
           Nonguaranteed bonds -
               U.S. Government                              41,241         60           (175)         41,126        41,241
           Public utilities                                  7,789         19           (231)          7,577         7,789
           Industrial and miscellaneous                    105,916        421         (1,531)        104,806       105,916
---------------------------------------------------------------------------------------------------------------------------

        Total bonds                                   $    155,710        500         (1,970)        154,240       155,710
---------------------------------------------------------------------------------------------------------------------------

        The amortized cost and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                Estimated
                                                                                                 Carrying         fair
                                                                                                   value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      (in thousands)

        Due in one year or less                                                                $        406          406
        Due after one year through five years                                                        26,233       26,524
        Due after five years through ten years                                                       48,743       50,070
        Due after ten years                                                                          14,662       14,961
        Mortgage-backed securities                                                                   69,694       70,755
---------------------------------------------------------------------------------------------------------------------------

        Total                                                                                  $    159,738      162,716
---------------------------------------------------------------------------------------------------------------------------

        Approximately 56.8% of the Company's bonds are of highest quality, 35.6% are of high quality, and 7.6% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 1997 or 1996, as the Company intends to hold the investments until such time as no significant loss would result.

        The components of net investment income were as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                                                               1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      (in thousands)

        Income on bonds                                                                  $    11,354     11,274      7,907
        Income on mortgage loans                                                                 786        940        373
        Income on short-term investments                                                         197        106      3,132
        Income on cash on deposit                                                                  7          4         -
        Income on policy loans                                                                 1,531      1,281      1,281
        Miscellaneous interest                                                                    -           4         -
---------------------------------------------------------------------------------------------------------------------------

        Total investment income                                                               13,875     13,609     12,693
        Investment expenses                                                                     (104)      (102)      (167)
---------------------------------------------------------------------------------------------------------------------------

        Net investment income                                                            $    13,771     13,507     12,526
---------------------------------------------------------------------------------------------------------------------------

        Realized capital losses:

           Bonds                                                                                (211)      (264)    (8,136)
           Short-term investments                                                                 -          -         (20)
---------------------------------------------------------------------------------------------------------------------------

        Net realized losses on investments                                               $      (211)      (264)    (8,156)
---------------------------------------------------------------------------------------------------------------------------

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1997 were $40,473,142. Gross gains of $213,835 and gross losses of $424,506 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1996 were $40,506,099. Gross gains of $51,375 and gross losses of $315,006 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1995 were $156,912,944. Gross gains of $1,830,297 and gross losses of $9,966,745 were realized on those sales.

          Bonds with a carrying value of approximately $817,610 at December 31, 1997 were deposited with governmental authorities as required by law.

        The Company held the following individual securities which exceeded 10% of capital stock and surplus as of December 31, 1997 and 1996:

---------------------------------------------------------------------------------------------------------------------------
                                                               1997

           Long-term debt                         Amortized                       Long-term debt                 Amortized
             securities                             cost                            securities                     cost
---------------------------------------------------------------------------------------------------------------------------
                                 (in thousands)

        FNMA Remic Tr 1992-159 Pk                $    9,858     Salomon Inc.                                   $    4,870
        Countryside Mtg. 1993-12 A4                   8,957     American Trans Air 1996-1                           4,850
        FNMA Remic Tr 1993 Ser 54-J                   6,663     Newmont Mining Corp.                                4,084
        Community First Bankshares                    6,000     Res Funding Mtg. Svcs 1993-S26 A8                   4,009
        Time Warner                                   5,419     Union Acceptance Corp.
        Develope Div Rlty                             5,053        Senior Notes                                     4,000
        Swire Pacific Finance Ltd.                    5,003     Independent Natl Mtg. 1995-M A2                     3,998
        CS First Bost. Fin. Co. Sr                              Pru Home Mtg. Sec 1993-31 A10                       3,771
           Sec 1995-A 144AAA                          5,000     Sears Mtg. Securities 1993-7 T5                     3,751
        American Airlines                             4,984     Countrywide Mtg. Sec 1994-7 A5                      3,518
        FNMA Remic Tr 1992 Ser 124-PH                 4,965     Cox Communications Inc.                             3,352
        FHLMC Mc Mtg. Prt Crt Ser 1406-G              4,954     Pru Home Mtg. Sec 1994-20 A6                        3,066
        RJR Nabisco Inc.                              4,898     Ensearch Exploration                                3,000
        Alcoa Aluminum                                4,894     Enron Corp.                                         3,000
                                                                Telecommunications Inc.                             2,851

---------------------------------------------------------------------------------------------------------------------------
                                                               1996

           Long-term debt                         Amortized                       Long-term debt                 Amortized
             securities                             cost                            securities                     cost
---------------------------------------------------------------------------------------------------------------------------
                                 (in thousands)

        FNMA Remic Tr 1996-50 A1                 $   10,456     FHLMC Mc Mtg. Prt Crt Ser 1506-G               $    4,939
        FNMA Remic Tr 1992-159 Pk                     9,821     RJR Nabisco Inc.                                    4,884
        Countryside Mtg. 1993-12 A4                   8,908     Salomon Inc.                                        4,851
        FNMA Remic Tr 1993 Ser 5/4-J                  6,641     Telecommunications Inc.                             4,728
        Time Warner                                   5,499     Nabisco, Inc.                                       4,492
        American Airlines                             5,183     Res Funding Mtg. Svcs 1993-S26 A8                   4,010
        Develope Div Rlty                             5,072     Union Acceptance Corp. Senior Notes                 4,000
        Kirby Corp.                                   5,035     Independent Nat'l Mtg. 1995-M A2                    3,998
        Swire Pacific Finance Ltd.                    5,003     Pru Home Mtg. Sec 1993-31 A10                       3,777
        CS First Bost. Fin. Co. Sr Sec
           1995-A 144AAA                              5,000     Sears Mtg. Securities 1993-7 T5                     3,741
        American Trans Air 1996-1                     5,000     FHLMC MC Mtg. Prt Crt Ser 1266-F                    3,459
        Washington Water Power Co.                    5,000     Enserch Exploration                                 3,000
        FNMA Remic Tr 1992 Ser 124-PH                 4,956     First USA Bank                                      2,967
        Alcoa Aluminum                                4,948

---------------------------------------------------------------------------------------------------------------------------


(12)    NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.


FIRST COVA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
--------------------------------------------------------------------------------

(13)    REINSURANCE

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. Reserves assumed at December 31, 1997 and 1996 approximated $131.0 million and $132.2 million, respectively.

        Wausau Life maintained a closed block of whole life policies and structured settlements which were ceded 100% to Nationwide Life Insurance Company as of the purchase date of Wausau Life, December 31, 1992. Total reserves ceded to Nationwide at December 31, 1997 and 1996, were $1,584,622 and $1,409,928, respectively. Reinsurance does not discharge the Company from its primarily liability to policyholders.

(14)    RISK-BASED CAPITAL

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997, the Company's total adjusted capital and authorized control level - RBC were $25,892,685 and $2,408,857, respectively. At this level of adjusted capital, no action is required.

(15)    GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1997 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 1997 as management believes that such assessments are not material to the financial statements.

(16)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory financial statements. Under an indemnification agreement with Xerox Corporation, the Company is not liable for any litigation expenses arising from events occurring prior to the sale of the Company on June 1, 1995.



Schedule 1

FIRST COVA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data from Annual Statement

Year ended December 31, 1997

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

Investment income earned:

    Government bonds                                                                                          $         48
    Other bonds (unaffiliated)                                                                                      11,306
    Bonds of affiliates                                                                                               -
    Preferred stocks (unaffiliated)                                                                                   -
    Preferred stocks of affiliates                                                                                    -
    Common stocks (unaffiliated)                                                                                      -
    Common stocks of affiliates                                                                                       -
    Mortgage loans                                                                                                     786
    Real estate                                                                                                       -
    Premium notes, policy loans, and liens                                                                           1,531
    Collateral loans                                                                                                  -
    Cash on hand and on deposit                                                                                          7
    Short-term investments                                                                                             197
    Other invested assets                                                                                             -
    Derivative instruments                                                                                            -
    Aggregate write-in for investment income                                                                          -
---------------------------------------------------------------------------------------------------------------------------

Gross investment income                                                                                             13,875

---------------------------------------------------------------------------------------------------------------------------

Real estate owned - book value less encumbrances                                                                      -

Mortgage loans - book value:

    Farm mortgages                                                                                                    -
    Residential mortgages                                                                                             -
    Commercial mortgages                                                                                             8,866

---------------------------------------------------------------------------------------------------------------------------

Total mortgage loans                                                                                                 8,866

---------------------------------------------------------------------------------------------------------------------------

Mortgage loans by standing - book value:

    Good standing                                                                                                    8,866
    Good standing with restructured terms
    Interest overdue                                                                                                  -
    Foreclosure in process                                                                                            -

Other long-term assets - statement value                                                                              -

Collateral loans                                                                                                      -

Bonds and stocks of parents, subsidiaries, and affiliates - book value:

    Bonds                                                                                                             -
    Preferred stocks                                                                                                  -
    Common stocks                                                                                                     -

                                                                                                                (Continued)

Schedule 1

FIRST COVA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data from Annual Statement

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

Bonds and short-term investments by class and maturity: Bonds by maturity - statement value:

       Due within 1 year or less                                                                              $     12,230
       Over 1 year through 5 years                                                                                  65,104
       Over 5 years through 10 years                                                                                75,280
       Over 10 years through 20 years                                                                               10,037
       Over 20 years                                                                                                    52
---------------------------------------------------------------------------------------------------------------------------

Total by maturity                                                                                                  162,703

---------------------------------------------------------------------------------------------------------------------------

    Bonds by class - statement value:

       Class 1                                                                                                      90,789
       Class 2                                                                                                      56,884
       Class 3                                                                                                      12,065
       Class 4                                                                                                        -
       Class 5                                                                                                        -
       Class 6                                                                                                        -
---------------------------------------------------------------------------------------------------------------------------

Total by class                                                                                                     159,738

---------------------------------------------------------------------------------------------------------------------------

Total bonds publicly traded                                                                                        119,877

Total bonds privately placed                                                                                        39,861

Preferred stocks - statement value                                                                                    -

Common stocks - market value                                                                                          -

Short-term investments - book value                                                                                  2,965

Financial options owned - statement value                                                                             -

Financial options written and in force - statement value                                                              -

Financial futures contracts open - current price                                                                      -

Cash on deposit                                                                                                         61

Life insurance in force (000's omitted):

    Industrial                                                                                                        -
    Ordinary                                                                                                            77
    Credit life                                                                                                       -
    Group life                                                                                                          93
---------------------------------------------------------------------------------------------------------------------------

Amount of accidental death insurance in
    force under ordinary policies                                                                                      170

---------------------------------------------------------------------------------------------------------------------------

(Continued)

Schedule 1

FIRST COVA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data from Annual Statement

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

Life insurance policies with disability provisions in force:

    Industrial                                                                                                $       -
    Ordinary                                                                                                             2
    Credit life                                                                                                       -
    Group life                                                                                                        -

Supplementary contracts in force:

    Ordinary - not involving life contingencies                                                                          5
    Amount on deposit                                                                                                 -
    Income payable                                                                                                      32

Ordinary - involving life contingencies                                                                               -
Income payable                                                                                                        -

Group - not involving life contingencies                                                                              -
Amount on deposit                                                                                                     -
Income payable                                                                                                        -

Group - involving life contingencies                                                                                  -
Income payable                                                                                                        -

Annuities:
    Ordinary:

       Immediate - amount of income payable Deferred - fully paid account balance 33,888 Deferred - not fully paid - account balance -

    Group:

       Immediate - amount of income payable                                                                           -
       Fully paid account balance                                                                                     -
       Not fully paid - account balance                                                                               -

    Accident and health insurance - premiums in force:

       Ordinary                                                                                                       -
       Group                                                                                                          -
       Credit                                                                                                         -

    Deposit funds and dividend accumulations:

       Deposit funds - account balance                                                                                -
       Dividend accumulations - account balance                                                                       -

    Claim payments 1996:

       Group accident and health year ended December 31, 1997:

         1997                                                                                                         -
         1996                                                                                                         -
         1995                                                                                                         -


                                                                     (Continued)

Schedule 1

FIRST COVA LIFE INSURANCE COMPANY

Schedule of Selected Financial Data from Annual Statement

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

    Other accident and health:

         1997                                                                                                 $       -
         1996                                                                                                         -
         1995                                                                                                         -

    Other coverages that use developmental methods to calculate claims reserves:

         1997                                                                                                         -
         1996                                                                                                         -
         1995                                                                                                         -
---------------------------------------------------------------------------------------------------------------------------


See accompanying independent auditors' report.


                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS


a.         Financial Statements
           ---------------------------------------------------------------

           The following financial statements of the Separate Account are included in Part B hereof:


       1.  Independent Auditors' Report.

       2.  Statement of Assets and Liabilities as of December 31, 1997.

       3. Statement of Operations from commencement of operations through December 31, 1997.

       4. Statement of Changes in Contract Owners' Equity from commencement of operations through December 31, 1997.

       5. Financial Highlights from commencement of operations through December 31, 1997.

        The following financial statements of the Company are included in Part B hereof:

       1.   Independent Auditors' Report.

       2.   Statutory Statements of Admitted Assets, Liabilities, and
            Capital Stock and Surplus as of December 31, 1997 and 1996.

       3.   Statutory Statements of Operations for the Years Ended
            December 31, 1997, 1996, and 1995.

       4. Statutory Statements of Capital Stock and Surplus for the Years Ended December 31, 1997, 1996, and 1995.

       5.   Statutory Statements of Cash Flow for the Years Ended
            December 31, 1997, 1996, and 1995.

       6.   Notes to Statutory Financial Statements - December 31, 1997,
            1996, and 1995.


    b.     Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.  Not Applicable.

       3.  Principal Underwriter's Agreement.*

       4.  Individual Flexible Purchase Payment Deferred Variable Annuity
           Contract.

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.**
           (iii)Dollar Cost Averaging Endorsement.**

       5.  Application for Variable Annuity.**

    6.(i)  Copy of Articles of Incorporation of the Company.*
     (ii)  Copy of the Bylaws of the Company.*

       7.  Not Applicable.

       8.  Not Applicable.

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Not Applicable.

      13.  Calculation of Performance Information.

      14.  Company Organizational Chart.**

      27.  Not Applicable

       * incorporated by reference to Registrant's initial filing on Form N-4 (File No. 811-8306) as filed on January 21, 1994.
      **  incorporated by reference to Registrant's Pre-Effective
          Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.



ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor

Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101

Leonard M. Rubenstein             Director
700 Market Street
St. Louis, MO 63101

Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

Frances S. Cook                   Secretary
One Tower Lane, Suite 3000

Oakbrook Terrace, IL 60181-4644

Connie A. Doern                   Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Judy M. Drew                      Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Francis A. Goodhue III            Director
Morgan Guaranty
9 West 57th Street
New York, NY 10019

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Richard A. Hemmings                Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

E. Thomas Hughes, Jr.             Treasurer
700 Market St.
St. Louis, MO 63101

Sum Leong                         Vice President, Chief
120 Broadway                      Administrative Officer
New York, NY 10271                and Assistant Secretary

William C. Mair                   Vice President,
One Tower Lane, Suite 3000        Controller and Director
Oakbrook Terrace, IL  60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286

Mark E. Reynolds                  Executive Vice President &
One Tower Lane, Suite 3000        Director
Oakbrook Terrace, IL 60181-4644

Br. Thomas J. Scanlan, F.S.C.     Director
Manhattan College
Riverdale, NY 10471

Peter L. Witkewiz                 Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Registrant's Pre-Effective Amendment No. 1 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 6, 1998, there were 16 Non-Qualified Contract Owners and 0 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION


The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement,cost orexpense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or
(ii) of Section 10 of the Corporation's Certificate of Incorporation and
Charter.


The Corporation shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

      Cova Variable Annuity Account One
      Cova Variable Annuity Account Five
      Cova Variable Life Account One
      Cova Variable Life Account Five
      Cova Variable Annuity Account Four

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Judy M. Drew        President, Chief Operations Officer and Director

Lorry J. Stensrud   Director

Patricia E. Gubbe   Vice President and Chief Compliance Officer

William C. Mair     Director

Philip A. Haley     Vice President

Frances S. Cook     Assistant Secretary

Robert A. Miner     Treasurer



     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Robert Miner, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First Cova Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 23rd day of April, 1998.

                                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By: FIRST COVA LIFE INSURANCE COMPANY



                                 By:   /s/LORRY J. STENSRUD
                                      ____________________________________



                                      FIRST COVA LIFE INSURANCE COMPANY
                                      Depositor

                                 By:   /s/LORRY J. STENSRUD
                                      ____________________________________



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




----------------------       Chairman of the Board and     ------
Richard A. Liddy              Director                      Date

/s/LORRY J. STENSRUD         President and Director        4/23/98
----------------------                                     -------
Lorry J. Stensrud                                           Date


----------------------       Director                      ------
Leonard M. Rubenstein                                       Date

/s/ J. Robert Hopson*        Director                      4/23/98
----------------------                                     -------
J. Robert Hopson                                            Date

/s/ William C. Mair*         Controller and Director       4/23/98
----------------------                                     -------
William C. Mair                                             Date

/s/ Matthew P. McCauley*     Director                      4/23/98
------------------------                                   -------
Matthew P. McCauley                                         Date


                             Director                      4/23/98
----------------------                                     -------
John W. Barber                                              Date

/s/ Norse N. Blazzard*                                     4/23/98
----------------------       Director                      -------
Norse N. Blazzard                                           Date

/s/ Francis A. Goodhue III*                                 4/23/98
---------------------------   Director                      -------
Francis A. Goodhue III                                       Date

/s/ Richard A. Hemmings*                                    4/23/98
----------------------        Director                      -------
Richard A. Hemmings                                          Date

/s/ Thomas A. Price*                                        4/23/98
----------------------        Director                      -------
Thomas A. Price                                              Date

/s/ Thomas J. Scanlan, FSC*                                 4/23/98
----------------------        Director                      -------
Thomas J. Scanlan, FSC                                       Date

----------------------        Director                      -------
Mark E. Reynolds                                             Date


                                  *By: /s/LORRY J. STENSRUD
                                       ____________________________________
                                       Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS

EXHIBIT NO.

99.B4.         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract

99.B9          Opinion and Consent of Counsel

99.B10         Consent of Independent Auditors

99.B13         Calculation of Performance Information




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 2

                                      TO

                                   FORM N-4

                                     FOR

                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                          COVA LIFE INSURANCE COMPANY